(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2025
(Loss)/Earnings Per Share [Abstract]
(LOSS)/EARNINGS PER SHARE
18.	(LOSS)/EARNINGS PER SHARE

Basic and diluted earnings per share for the periods presented were calculated as follows:

	Year Ended December 31,
	2025	2024	2023

Numerator:
Net (loss)/income attributable to the Company’s ordinary shareholders (dollars in thousand)
Basic	(31,252)	53,963	10,495
Diluted	(31,252)	53,963	10,495

Denominator:
Net (loss)/income per share ($):
Basic	(0.19)	0.34	0.07
Diluted	(0.18)	0.33	0.07

Weighted-average shares of ordinary share used to compute net income per share:
Basic	164,334,429	160,988,011	150,000,000
Diluted	169,684,142	165,500,289	150,000,000

Net (loss)/income per ordinary share is calculated in accordance with ASC 260 - Earnings Per Share. Basic (loss)/income per ordinary share is computed by dividing net (loss)/income by the weighted average number of ordinary shares outstanding during the period. The computation of diluted net (loss)/income per share include the ordinary shares which will be converted from the Warrants.